Leases - Schedule of Variable Rents Recognized as Expenses and Subleases (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
(Expenses) revenues for the year:
Variables (1% to 2% of sales)		R$ (15)	R$ (21)	R$ (31)
Subleases	[1]	R$ 110	R$ 93	R$ 55

[1]	Refers mainly to revenue from lease agreements receivable from commercial galleries.